Cover	Jun. 07, 2024
Cover [Abstract]
Entity Registrant Name	SMC Entertainment, Inc.
Entity Central Index Key	0001497230
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jun. 07, 2024
Entity Ex Transition Period	false
Entity File Number	000-56558
Entity Incorporation State Country Code	NV
Entity Address Address Line 1	9170 Glades Road
Entity Address Address Line 2	Suite 150
Entity Address City Or Town	Boca Raton
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33434
City Area Code	360
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	820-5973
Security 12b Title	Common
Trading Symbol	SMCE